Disposal of businesses and deconsolidation of subsidiary (Details)	12 Months Ended													0 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 30, 2013 Sapura Kencana MYR	Dec. 31, 2013 Varia Perdana	Dec. 31, 2012 Varia Perdana	Dec. 31, 2011 Varia Perdana	Dec. 31, 2013 Tioman	Dec. 31, 2012 Tioman	Dec. 31, 2011 Tioman	Dec. 31, 2013 Archer	Dec. 31, 2012 Archer	Dec. 31, 2011 Archer	Apr. 30, 2013 Tender Rig Business USD ($) rig	Feb. 23, 2011 Archer USD ($)	Feb. 23, 2011 Archer NOK	Dec. 31, 2011 Archer USD ($)	Dec. 31, 2013 Available-for-sale Securities Sapura Kencana USD ($)	Dec. 31, 2013 Available-for-sale Securities Sapura Kencana MYR
Subsidiary, Sale of Stock [Line Items]
Ownership interest (in hundredths)					0.00%	49.00%	49.00%	0.00%	49.00%	49.00%	39.90%	39.90%	39.90%		36.40%	36.40%
Enterprise value														$ 2,900,000,000
Cash														1,200,000,000
Investment in Equity Investee														416,000,000
Investment in Equity Investee, share price				3.18
Assets secured by collateral														760,000,000
non recognized capital commitments														320,000,000
Deferred consideration														187,000,000
Deferred consideration, non-contingent														145,000,000
Deferred Consideration, non-contingent, payable period														3 years
Deferred consideration, contingent														42,000,000
Fair value of consideration received														2,600,000,000
Carry value of assets and liabilities														1,324,000,000
Other related costs to sale														20,000,000
Earnings contribution														75,000,000
Deferred Consideration, non-Contingent, fair value														135,000,000
Deferred Consideration, contingent, fair value														0
Gain on sale of tender rig business	1,256,000,000	0	0											1,256,000,000
Number of rigs under construction														3
Cumulative number of shares issued																		720,329,691	720,329,691
Ownership percentage after issuance of stock (in hundredths)				12.00%														12.02%	12.02%
Carrying value	1,082,000,000	333,000,000																1,078,000,000
Number of shares held (in shares)															117,798,650	117,798,650
Closing share price (per share)																34			4.90
Ownership interest before merger (in hundredths)															52.30%	52.30%
Re-measurement of any retained equity interest in former subsidiary at fair value [Abstract]
Fair value of the consideration received																	0
Fair value of the retained non-controlling investment															711,000,000		711,000,000
The carrying amount of non-controlling interest in Archer																	330,000,000
The carrying amount of Archer's assets and liabilities																	(564,000,000)
Accumulated translation adjustments recycled from OCI into profit & loss																	70,000,000
Accumulated actuarial loss recycled from OCI into profit & loss																	(7,000,000)
Total gain																	$ 540,000,000